UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21396

Excelsior Absolute Return Fund of Funds, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

U.S Trust Hedge Fund Management, Inc.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code:             203-352-4497

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The registrant invests substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the registrant at December 31, 2008 was 87.93%. The registrant has included the Company's schedule of investments as of December 31, 2008, below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on February 27, 2009.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Schedule of Investments

December 31, 2008

Investment Funds *	First Acquisition Date	Cost	Fair Value	% of Members’ Equity – Net Assets	% Ownership of Investment Funds	First Available Redemption Date **	Liquidity ***
Relative Value
Frontpoint Utility and Energy Fund, L.P.	7/1/2006	$3,000,000	$2,956,862	2.94%	0.20%	N/A	Quarterly
Ionic Capital LLC	2/1/2008	3,000,000	3,683,057	3.66%	0.70%	2/1/2009	Quarterly
Suttonbrook Capital Partners, L.P.	10/1/2004	4,500,000	7,116,145	7.07%	2.63%	N/A	Quarterly
Strategy Total		10,500,000	13,756,064	13.67%
Equity
Cantillon World, L.P.	12/1/2003	3,050,000	5,406,553	5.37%	0.82%	N/A	Quarterly
Clovis Capital Partners Institutional, L.P.	2/1/2007	7,000,000	5,931,322	5.89%	0.86%	N/A	Quarterly
Glenview Capital Partners, L.P.	12/1/2003	300,000	2,424,209	2.41%	2.05%	N/A	Quarterly
North River Partners, L.P.	7/1/2005	3,000,000	4,987,771	4.96%	1.03%	N/A	Quarterly
Sandler Associates	2/1/2008	5,000,000	5,013,169	4.98%	1.63%	N/A	Quarterly
Strategy Total		18,350,000	23,763,024	23.61%
Macro/CTA/Short-Term Trading
Blenheim Commodity Fund, LLC	10/1/2008	2,000,000	1,867,738	1.86%	0.14%	N/A	Monthly
Boronia Diversified Fund (U.S.), L.P.	2/1/2007	1,200,000	2,090,851	2.08%	1.11%	N/A	Monthly
Catequil Partners, L.P.	12/1/2003	128,413	130,094	0.13%	1.84%	N/A	(1)
Caxton Global Investments (USA) LLC	1/1/2005	—	548,759	0.55%	0.06%	N/A	Annually
Placer Creek Partners, L.P.	1/1/2006	1,500,000	1,489,194	1.48%	0.57%	N/A	Semi—annually
Sunrise Commodities Select Portfolio- Davco Fund, L.P.	12/1/2003	1,450,000	4,995,119	4.96%	2.22%	N/A	Monthly
Strategy Total		6,278,413	11,121,755	11.06%
Event Driven
Bennelong Asia Pacific Multi Strategy Equity Fund, L.P.	7/1/2006	3,000,000	3,522,974	3.50%	1.60%	N/A	Monthly
Brencourt Multi-Strategy, L.P.	9/1/2005	—	216,050	0.21%	0.26%	N/A	(1)
Empryean Capital Fund, L.P.	7/1/2004	—	19,269	0.02%	0.01%	N/A	(1)
King Street Capital, L.P.	8/1/2007	5,000,000	5,384,687	5.35%	0.13%	9/30/2009	Quarterly
OZ Asia Domestic Partners, L.P.	7/1/2006	4,801,860	4,250,812	4.22%	0.88%	N/A	Annually (2)
OZ Europe Domestic Partners II, L.P.	10/1/2005	3,424,913	6,453,032	6.41%	3.15%	N/A	Annually (3)
York Capital Management, L.P.	7/1/2004	1,500,000	5,597,673	5.56%	0.61%	N/A	Annually
Strategy Total		17,726,773	25,444,497	25.27%
Total investments in Investment Funds		$52,855,186	74,085,340	73.61%
Other Assets, Less Liabilities			26,558,679	26.39%
Members’ Equity – Net Assets			$100,644,019	100.00%

*	Non-income producing investments.
**	From original investment date.
***	Available frequency of redemptions after initial lock-up period.

N/A	Initial lock-up period has either expired prior to December 31, 2008 or the Investment Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.
(1)	The Company’s remaining investment in the Investment Fund is held in illiquid securities.
(2)	$673,779 is held in side pocket accounts.
(3)	$3,943,904 is held in side pocket accounts.

Federal Tax Cost

The cost of the Company’s investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2007. The amounts reported below have been adjusted through December 31, 2008 for contributions and withdrawals. Based on Investment Funds owned at December 31, 2008, the cost of investments for Federal income tax purposes was $96,945,382. This included aggregate gross unrealized appreciation of $6,446,596 and aggregate gross unrealized depreciation of $29,306,638.

Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the registrant has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may included Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Company’s investments are measured at December 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments in Investment Funds	$—	$—	$74,085,340	$74,085,340

Total	$—	$—	$74,085,340	$74,085,340

Supplemental Disclosure

On December 30, 2008, the Company transferred its interests in certain private investment funds to Excelsior Absolute Return Liquidating Trust (the “Trust”), a Delaware statutory trust that was established to hold and liquidate the assets transferred to it by the Company. The Trust issued units to the members of the Company, including the registrant, which in turn distributed the units to its members. As the Trust effects withdrawals of its capital from the private investment funds in which it holds interests, or is otherwise able to convert its assets into cash, holders of the units of the Trust will receive distributions from the Trust.

The assets transferred to the Trust comprised approximately 13.2% of the Company’s members’ equity on December 30, 2008. Below is a detailed schedule of the private investment funds that were transferred from the Company to the Trust:

Investment Fund	Fair Value as of 12/30/08
Canyon Value Realization Fund, L.P.	$9,455,001
Castlerigg Partners, L.P.	8,212,644
Polygon Global Opportunities Fund, L.P.	6,815,197
Total Assets Transferred to the Trust	$24,482,842

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the investment company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Absolute Return Fund of Funds, LLC

By (Signature and Title)* /s/ David R. Bailin

David R. Bailin, Principal Executive Officer

Date February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Excelsior Absolute Return Fund of Funds, LLC

By (Signature and Title)* /s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date February 27, 2009